Customer Contract Related Balances - Summary of Significant Movements in Contract Assets and Liabilities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [abstract]
Revenue recognized relating to the opening contract liability balance	kr 23,980	kr 32,874
Revenue recognized relating to performance obligations satisﬁed, or partially satisfied, in prior reporting periods	138	134
Aggregate amount of transaction price allocated to unsatisﬁed, or partially unsatisﬁed, performance obligations	kr 134,199	kr 133,247